Cash Flow Information (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Cash Flow Information (Textual) [Abstract]
Advertising expense	$ 864	$ 1,100	$ 791
Foreign exchange losses	40	5	58
Reversal of foreign exchange gains			$ 54